UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2008

Shares	Description (1)	Value

	Common Stocks – 34.9% (22.3% of Total Investments)

	Aerospace & Defense – 2.2%

32,600	Lockheed Martin Corporation	$3,237,180
52,200	Raytheon Company	3,372,642

	Total Aerospace & Defense	6,609,822

	Capital Markets – 1.2%

84,000	JPMorgan Chase & Co.	3,607,800

	Commercial Banks – 1.6%

80,000	Bank of America Corporation	3,032,800
65,000	Wachovia Corporation	1,755,000

	Total Commercial Banks	4,787,800

	Commercial Services & Supplies – 1.6%

135,100	Pitney Bowes Inc.	4,731,202

	Communications Equipment – 0.4%

131,000	Motorola, Inc.	1,218,300

	Containers & Packaging – 0.7%

95,000	Packaging Corp. of America	2,121,350

	Diversified Financial Services – 0.5%

75,100	Citigroup Inc.	1,608,642

	Diversified Telecommunication Services – 3.5%

109,500	AT&T Inc.	4,193,850
90,000	KT Corporation, Sponsored ADR	2,137,500
52,500	Telecom Italia S.p.A., Sponsored ADR	1,096,725
87,000	Verizon Communications Inc.	3,171,150

	Total Diversified Telecommunication Services	10,599,225

	Electric Utilities – 1.2%

32,200	EDP – Energias de Portugal, S.A., Sponsored ADR	1,959,277
118,000	Korea Electric Power Corporation, Sponsored ADR	1,774,720

	Total Electric Utilities	3,733,997

	Food Products – 0.4%

39,722	Kraft Foods Inc.	1,231,779

	Hotels, Restaurants & Leisure – 0.7%

40,000	Starwood Hotels & Resorts Worldwide, Inc.	2,070,000

	Household Durables – 0.9%

112,000	Newell Rubbermaid Inc.	2,561,440

	Household Products – 1.6%

73,000	Kimberly-Clark Corporation	4,712,150

	Industrial Conglomerates – 1.3%

109,000	General Electric Company	4,034,090

	Insurance – 2.9%

75,000	Genworth Financial Inc., Class A	1,698,000
65,400	Hartford Financial Services Group, Inc.	4,955,358
40,000	Travelers Companies, Inc.	1,914,000

	Total Insurance	8,567,358

	Machinery – 0.9%

32,700	Caterpillar Inc.	2,560,083

	Media – 1.0%

55,000	CBS Corporation, Class B	1,214,400
66,400	Gannett Company Inc.	1,928,920

	Total Media	3,143,320

	Multi-Utilities – 0.8%

82,800	United Utilities PLC, Sponsored ADR	2,272,661

	Oil, Gas & Consumable Fuels – 3.9%

33,000	Chevron Corporation	2,816,880
37,900	ConocoPhillips	2,888,359
57,500	Eni S.p.A., Sponsored ADR	3,916,325
30,000	Total S.A., Sponsored ADR	2,220,300

	Total Oil, Gas & Consumable Fuels	11,841,864

	Paper & Forest Products – 1.0%

71,100	International Paper Company	1,933,920
97,000	Stora Enso Oyj, Sponsored ADR	1,123,561

	Total Paper & Forest Products	3,057,481

	Pharmaceuticals – 2.7%

60,000	GlaxoSmithKline PLC, ADR	2,545,800
140,000	Pfizer Inc.	2,930,200
68,000	Sanofi-Aventis, ADR	2,552,720

	Total Pharmaceuticals	8,028,720

	Thrifts & Mortgage Finance – 1.4%

129,200	Federal National Mortgage Association	3,400,544
141,000	IndyMac Bancorp, Inc.	699,360

	Total Thrifts & Mortgage Finance	4,099,904

	Tobacco – 2.5%

57,400	Altria Group, Inc.	1,274,280
47,000	Loews Corp – Carolina Group	3,409,850
57,400	Philip Morris International	2,903,292

	Total Tobacco	7,587,422

	Total Common Stocks (cost $97,629,782)	104,786,410

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 37.7% (24.2% of Total Investments)

	Industrial – 1.8%

556,400	DCT Industrial Trust Inc.	$5,541,744

	Office – 6.2%

42,700	Boston Properties, Inc.	3,931,389
200,300	Brandywine Realty Trust	3,397,088
158,900	Mack-Cali Realty Corporation	5,674,319
70,400	SL Green Realty Corporation	5,735,488

	Total Office	18,738,284

	Residential – 6.4%

45,516	Apartment Investment & Management Company, Class A	1,629,928
57,500	AvalonBay Communities, Inc.	5,549,900
198,100	Equity Residential	8,219,169
99,100	Post Properties, Inc.	3,827,242

	Total Residential	19,226,239

	Retail – 10.4%

252,900	Cedar Shopping Centers Inc.	2,953,872
73,500	Federal Realty Investment Trust	5,729,325
221,000	Kite Realty Group Trust	3,094,000
64,900	Macerich Company	4,560,523
104,800	Simon Property Group, Inc.	9,736,968
77,200	Weingarten Realty Investors Trust	2,658,768
152,400	Westfield Group	2,496,059

	Total Retail	31,229,515

	Specialized – 12.9%

184,700	Ashford Hospitality Trust Inc.	1,049,096
130,500	Cogdell Spencer Inc.	2,051,460
473,300	DiamondRock Hospitality Company	5,996,711
347,300	Extra Space Storage Inc.	5,622,787
169,500	Health Care Property Investors Inc.	5,730,795
37,174	Public Storage, Inc.	3,294,360
328,700	Senior Housing Properties Trust	7,790,190
159,000	Ventas Inc.	7,140,690

	Total Specialized	38,676,089

	Total Real Estate Investment Trust Common Stocks (cost $109,733,221)	113,411,871

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 36.9% (23.6% of Total Investments) (4)

	Aerospace & Defense – 1.0%

$1,166	Hexcel Corporation, Term Loan B	5.054%	3/01/12	BB+	$1,131,019
1,586	Vought Aircraft Industries, Inc., Term Loan	7.340%	12/22/11	Ba3	1,458,744
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.100%	12/22/10	Ba3	332,576

3,116	Total Aerospace & Defense				2,922,339

	Auto Components – 0.7%

459	Gen Tek Inc., Additional Term Loan B	4.800%	2/28/11	BB-	425,873
1,707	Gen Tek Inc., Term Loan B	6.260%	2/28/11	BB-	1,583,571

2,166	Total Auto Components				2,009,444

	Building Products – 1.4%

780	Armstrong World Industries, Inc., Tranche B, Term Loan	4.309%	10/02/13	BBB-	732,769
1,930	Nortek, Inc., Term Loan B	5.350%	8/27/11	Ba3	1,672,666
969	Stile Acquisition Corporation, Canadian Term Loan	5.184%	4/05/13	BB-	835,237
973	Stile Acquisition Corporation, Term Loan B	5.183%	4/05/13	BB-	838,823

4,652	Total Building Products				4,079,495

	Chemicals – 2.2%

400	Celanese Holdings LLC, Credit Linked Deposit	3.119%	4/02/14	BB+	374,000
1,588	Celanese Holdings LLC, Term Loan	6.229%	4/02/14	BB+	1,484,780
1,058	Georgia Gulf Corporation, Term Loan	5.580%	10/03/13	Ba3	964,821
1,970	Hexion Specialty Chemicals, Inc., Term Loan C4	5.375%	5/05/13	Ba3	1,835,178
1,940	Rockwood Specialties Group, Inc., Term Loan E	4.744%	7/30/12	BB+	1,843,539

6,956	Total Chemicals				6,502,318

	Commercial Services & Supplies – 0.9%

105	Aramark Corporation, Letter of Credit	0.000%	1/24/14	BB-	98,411
1,658	Aramark Corporation, Term Loan	4.571%	1/24/14	BB-	1,549,055
1,100	Berry Plastics Holding Corporation, Term Loan	5.095%	4/03/15	BB-	940,041

2,863	Total Commercial Services & Supplies				2,587,507

	Containers & Packaging – 1.1%

2,822	Graham Packaging Company, L.P., Term Loan	5.959%	10/07/11	B+	2,590,145
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	6.700%	11/01/10	BB	166,604
196	Smurfit-Stone Container Corporation, Term Loan B	5.125%	11/01/11	BB	186,783
372	Smurfit-Stone Container Corporation, Term Loan C	5.125%	11/01/11	BB	354,807
117	Smurfit-Stone Container Corporation, Tranche C-1	5.125%	11/01/11	BB	111,355

3,682	Total Containers & Packaging				3,409,694

	Diversified Consumer Services – 0.6%

1,975	Weight Watchers International, Inc., Term Loan B	4.250%	1/26/14	BB+	1,862,672

	Diversified Telecommunication Services – 2.0%

1,990	Alltel Communications, Inc., Term Loan B3	5.568%	5/18/15	BB-	1,800,120
1,950	Intelsat, Tranche B, Term Loan	5.611%	7/01/13	BB	1,831,343
1,970	MetroPCS Wireless, Inc., Term Loan	5.500%	11/03/13	Ba3	1,811,579
470	Verifone, Inc., Term Loan B	5.250%	10/31/13	BB	437,100

6,380	Total Diversified Telecommunication Services				5,880,142

	Electric Utilities – 1.5%

1,702	Dynegy Holdings, Inc., Delayed Term Loan	4.204%	4/02/13	Ba1	1,572,340
297	Dynegy Holdings, Inc., Term Loan	4.683%	4/02/13	Ba1	274,472
1,995	TXU Corporation, Term Loan B-2	6.579%	10/10/14	Ba3	1,821,572
1,000	TXU Corporation, Term Loan	6.583%	10/10/14	Ba3	910,500

4,994	Total Electric Utilities				4,578,884

	Electrical Equipment – 0.5%

1,409	Sensus Metering Systems, Inc., Term Loan B-1	5.800%	12/17/10	BB	1,267,826
97	Sensus Metering Systems, Inc., Term Loan B-2	6.878%	12/17/10	BB	87,457

1,506	Total Electrical Equipment				1,355,283

	Electronic Equipment & Instruments – 0.3%

983	Sensata Technologies B.V., Term Loan	5.056%	4/27/13	BB	854,775

	Food Products – 1.4%

1,995	Dean Foods Company Term Loan	4.450%	4/02/14	BB	1,859,194
2,315	Michael Foods, Inc., Term Loan B	6.698%	11/21/10	BB-	2,250,025

4,310	Total Food Products				4,109,219

	Gas Utilities – 0.6%

2,000	Energy Transfer Partners LP, Term Loan	4.878%	11/01/12	BBB-	1,899,500

	Health Care Equipment & Supplies – 0.9%

400	Bausch & Lomb, Inc., Delayed Draw Term Loan, (5)	3.473%	4/24/15	BB-	189,318
1,596	Bausch & Lomb, Inc., Term Loan	5.946%	4/24/15	BB-	1,553,380
997	Biomet, Inc., Term Loan	5.696%	12/25/13	BB-	961,085

2,993	Total Health Care Equipment & Supplies				2,703,783

	Health Care Providers & Services – 3.5%

96	Community Health Systems, Inc., Delayed Draw, Term Loan, WI/DD (5),(6)	0.750%	7/25/14	BB	(7,284)
1,872	Community Health Systems, Inc., Term Loan, WI/DD	5.335%	7/25/14	BB	1,729,582
1,265	DaVita Inc., Term Loan B-1	5.139%	10/05/12	BB+	1,191,232
1,975	HCA, Inc., Term Loan	4.946%	11/18/13	BB	1,819,293
1,944	Health Management Associates, Inc., Term Loan	4.446%	2/28/14	BB-	1,693,090
1,038	LifePoint Hospitals, Inc., Term Loan B	4.710%	4/18/12	BB	961,200
1,960	Quintiles Transnational Corporation, Term Loan B	4.700%	3/29/13	BB	1,839,950
154	United Surgical Partners International, Inc., Delayed Term Loan	5.843%	4/18/14	Ba3	128,226
1,249	United Surgical Partners International, Inc., Term Loan	5.490%	4/18/14	Ba3	1,117,523

11,553	Total Health Care Providers & Services				10,472,812

	Hotels, Restaurants & Leisure – 3.0%

1,960	24 Hour Fitness Worldwide, Inc., Term Loan B	6.820%	6/08/12	Ba3	1,675,800
2,127	Burger King Corporation, Term Loan B	4.250%	6/30/12	BB+	2,100,368
771	CBRL Group, Inc., Term Loan B-1	4.620%	4/28/13	BB	720,150
93	CBRL Group, Inc., Term Loan B-2	4.620%	4/28/13	BB	86,531
1,950	Penn National Gaming, Inc., Term Loan B	5.126%	10/03/12	BBB-	1,857,917
89	Travelport LLC, Letter of Credit	4.946%	8/23/13	BB-	78,197
445	Travelport LLC, Term Loan	4.954%	8/23/13	BB-	389,716
600	Venetian Casino Resort LLC, Delayed Draw, Term Loan (5),(6)	0.750%	5/23/14	BB	(68,386)
2,382	Venetian Casino Resort LLC, Term Loan	4.450%	5/23/14	BB	2,110,507

10,417	Total Hotels, Restaurants & Leisure				8,950,800

	Independent Power Producers & Energy Traders – 1.0%

750	Kgen LLC, Synthetic Letter of Credit	4.500%	2/05/14	BB	678,750
1,234	Kgen LLC, Term Loan B	4.500%	2/05/14	BB	1,117,109
469	NRG Energy Inc., Credit Linked Deposit	2.560%	2/01/13	Ba1	439,589
962	NRG Energy Inc., Term Loan	4.196%	2/01/13	Ba1	902,722

3,415	Total Independent Power Producers & Energy Traders				3,138,170

	Insurance – 0.3%

1,165	Conseco, Inc., Term Loan	4.704%	10/10/13	Ba3	906,892

	IT Services – 1.2%

1,990	First Data Corporation, Term Loan B-1	5.355%	9/24/14	BB-	1,797,080
2,037	SunGard Data Systems, Inc., Term Loan B	4.878%	2/28/14	BB	1,896,384

4,027	Total IT Services				3,693,464

	Media – 7.6%

1,985	CanWest Mediaworks LP, Term Loan	5.085%	7/10/15	Ba1	1,836,125
990	Cequel Communications LLC, Term Loan B	6.508%	11/05/13	BB-	838,901
2,195	Charter Communications Operating Holdings LLC, Term Loan	5.260%	3/06/14	B+	1,859,381
1,960	CSC Holdings, Inc., Term Loan	4.750%	3/29/13	Ba1	1,836,557
1,985	Discovery Communications Holdings LLC, Term Loan	4.696%	5/14/14	B+	1,827,441
1,928	Emmis Operating Company, New Term Loan	4.671%	11/01/13	B+	1,619,791
1,975	Idearc, Inc., Term Loan	4.700%	11/17/14	BBB-	1,589,134
975	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.940%	4/08/12	N/R	775,794
1,970	Neilsen Finance LLC, Term Loan	5.346%	8/09/13	Ba3	1,782,858
1,985	Tribune Company, Term Loan B	5.542%	6/04/14	BB-	1,335,268
933	Tribune Company, Term Loan X	7.396%	6/04/09	BB-	839,500
67	Univision Communications, Inc., Delayed Draw, Term Loan (5),(6)	1.000%	9/29/14	B+	(14,010)
1,933	Univision Communications, Inc., Term Loan	5.494%	9/29/14	Ba3	1,529,396
2,000	UPC Broadband Holding BV, Term Loan N	4.869%	12/31/14	Ba3	1,785,000
1,910	WMG Acquisition Corporation, Term Loan	4.417%	2/28/11	BB-	1,726,406
2,000	Yell Group PLC, Term Loan	4.704%	10/27/12	Ba3	1,678,214

26,791	Total Media				22,845,756

	Metals & Mining – 0.5%

677	Amsted Industries, Inc., Delayed Draw Term Loan	5.077%	4/08/13	BB	646,238
931	Amsted Industries, Inc., Term Loan	6.053%	4/08/13	BB	888,751

1,608	Total Metals & Mining				1,534,989

	Oil, Gas & Consumable Fuels – 0.3%

387	Targa Resources, Inc., Synthetic Letter of Credit	4.696%	10/31/12	Ba3	366,774
686	Targa Resources, Inc., Term Loan B	6.828%	10/31/12	Ba3	649,863

1,073	Total Oil, Gas & Consumable Fuels				1,016,637

	Paper & Forest Products – 0.6%

1,945	Georgia-Pacific Corporation, Term Loan B	4.727%	12/21/12	BB+	1,807,004

	Pharmaceuticals – 1.4%

2,178	Mylan Laboratories Inc., Term Loan	6.078%	10/02/14	BB	2,105,052
1,980	Royalty Pharma Finance Trust, Term Loan	4.946%	4/16/13	Baa2	1,968,863

4,158	Total Pharmaceuticals				4,073,915

	Real Estate Management & Development – 0.3%

1,320	LNR Property Corporation, Term Loan B	6.360%	7/12/11	BB	1,040,600

	Road & Rail – 0.7%

111	Hertz Corporation, Letter of Credit	2.599%	12/21/12	BB+	104,000
614	Hertz Corporation, Term Loan	4.430%	12/21/12	BB+	575,156
1,767	Swift Transportation Company, Inc., Term Loan	6.500%	5/10/14	BB-	1,333,157

2,492	Total Road & Rail				2,012,313

	Specialty Retail – 0.4%

1,500	TRU 2005 RE Holding Co. I LLC, Term Loan	6.119%	12/08/08	B3	1,350,750

	Textiles, Apparel & Luxury Goods – 0.4%

1,395	HBI Branded Apparel Limited Inc., Term Loan	4.891%	9/05/13	BB	1,342,344

	Trading Companies & Distributors – 0.6%

990	Ashtead Group Public Limited Company, Term Loan	4.750%	8/31/11	BB+	908,325
196	Brenntag Holdings GmbH and Co. KG, Acquisition Facility	5.794%	1/20/14	B+	170,714
804	Brenntag Holdings GmbH and Co. KG, Facility B2	5.794%	1/20/14	B+	698,661

1,990	Total Trading Companies & Distributors				1,777,700

$123,425	Total Variable Rate Senior Loan Interests (cost $121,868,553)				110,719,201

Principal
Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Emerging Markets Debt and Foreign Corporate Bonds – 38.3% (24.5% of Total Investments)

		Argentina – 2.7%

$420		Alto Parana S.A., 144A	6.375%	6/09/17	BBB+	$427,391
2,885		Argentina Republic	7.000%	4/17/17	B+	2,181,781
885		Argentine Beverages Financial Trust, 144A	7.375%	3/22/12	N/R	907,125
655		Compania de Transporte Energia, 144A	8.875%	12/15/16	B	535,463
645		Province of Buenos Aires, 144A	9.625%	4/18/28	B+	488,588
4,437		Republic of Argentina	3.092%	8/03/12	B+	2,368,409
1,334	ARS	Republic of Argentina	8.280%	12/31/33	B+	1,097,399

		Total Argentina				8,006,156

		Brazil – 3.7%

1,500	BRL	Banco ABN AMRO Real S.A., Reg S	16.200%	2/22/10	N/R	907,420
190		Centrais Eletricas Brasileiras S.A., 144A	7.750%	11/30/15	BB+	200,450
400		Cia Brasileira de Bebidas	10.500%	12/15/11	Baa1	480,000
1,370	BRL	Companhia Energetica de Sao Paulo, Corporate Bond, 144A	9.750%	1/15/15	Ba3	838,962
765		Federative Republic of Brazil	8.500%	9/24/12	BB+	1,323,988
775		Federative Republic of Brazil	8.750%	2/04/25	BB+	951,313
590		Globo Comunicacao Participacoes, S.A., 144A	7.250%	4/26/22	BB+	578,200
405		ISA Capital do Brasil S.A., 144A	8.800%	1/30/17	BB	423,225
100	BRL	National Treasury Note of Brazil	6.000%	11/15/09	BB+	966,325
200	BRL	National Treasury Note of Brazil	6.000%	5/15/15	BB+	1,805,744
930		Petrobras International Finance Company	5.875%	3/01/18	Baa1	899,817
1,060		Petrobras International Finance Company	8.375%	12/10/18	Baa1	1,218,999
1,100	BRL	RBS Zero Hora Editora Jornalistica S.A., 144A	11.250%	6/15/17	BB-	513,076

		Total Brazil				11,107,519

		Chile – 2.4%

565		Celulosa Arauco Y Constitucion	5.625%	4/20/15	BBB+	564,331
600		Coldelco Inc., Reg S	6.375%	11/30/12	Aa3	657,267
450		Corporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	Aa3	420,932
1,245		Corporacion Nacional del Cobre de Chile, Reg S	6.150%	10/24/36	Aa3	1,275,316
430		Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	Aa3	451,858
1,765		Corporacion Nacional del Cobre, 144A	4.750%	10/15/14	Aa3	1,762,517
245		Empresa Nacional del Petroleo, Reg S	6.750%	11/15/12	A	265,707
1,100		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A	1,073,367
550		Enersis S.A.	7.375%	1/15/14	BBB	607,442

		Total Chile				7,078,737

		Colombia – 1.5%

1,120		Bancolombia S.A.	6.875%	5/25/17	Ba1	1,080,800
650,000	COP	Bogota Distrito Capital, 144A	9.750%	7/26/28	BB+	302,955
470		EEB International Limited, 144A	8.750%	10/31/14	BB	486,450
1,075		Republic of Colombia	10.000%	1/23/12	BBB-	1,280,325
350		Republic of Colombia	8.250%	12/22/14	BBB-	407,750
597,000	COP	Republic of Colombia	9.850%	6/28/27	BB+	317,564
635		TGI International Inc., 144A	9.500%	10/03/17	BB	658,813

		Total Colombia				4,534,657

		Costa Rica – 0.2%

225		Republic of Costa Rica, Reg S	8.050%	1/31/13	BB+	249,188
310		Republic of Costa Rica, Reg S	6.548%	3/20/14	BB+	322,400

		Total Costa Rica				571,588

		Ecuador – 0.2%

490		Republic of Ecuador, Reg S	10.000%	8/15/30	B-	476,525

		Egypt – 0.3%

875	EGP	Egypt Republic, Treasury Bill	0.000%	6/24/08	BBB-	157,984
3,550	EGP	Egypt Republic, Treasury Bill (8)	0.000%	7/29/08	BBB-	636,794

		Total Egypt				794,778

		Gabon – 1.2%

3,360		Republic of Gabon, 144A	8.200%	12/12/17	BB-	3,540,600

		Ghana – 0.0%

90		Republic of Ghana, 144A	8.500%	10/04/17	B+	94,500

		Hong Kong – 0.2%

615		Hutchison Whampoa International Ltd	6.500%	2/13/13	A-	630,508

		Hungary – 0.3%

180,800	HUF	Republic of Hungary, Treasury Bill	6.000%	10/24/12	BBB+	960,880

		India – 0.1%

355		Icici Bank Limited Bahrain, 144A	6.625%	10/03/12	Baa2	354,755

		Indonesia – 2.1%

315		Excelcomindo Finance Company B.V., 144A	7.125%	1/18/13	Ba2	310,274
410		PT Berlian Laju Tanker Finance B.V., 144A	7.500%	5/15/14	B1	252,150
3,415,000	IDR	Indonesia Republic	11.000%	11/15/20	BB+	350,638
1,195		Majapahit Holdings B.V., 144A	7.250%	10/17/11	BB-	1,197,988
885		Majapahit Holdings B.V.	7.750%	10/17/16	BB-	870,610
875		Majapahit Holdings B.V.	7.875%	6/29/37	BB-	805,000
1,770		Republic of Indonesia	7.7500%	1/17/38	BB-	1,840,800
580		Republic of Indonesia, Reg S	8.500%	10/12/35	BB-	659,038

		Total Indonesia				6,286,498

		Israel – 0.2%

585		State of Israel	5.500%	11/09/16	A	615,441

		Kazakhstan – 0.1%

300		Tengizchevroil LLP, 144A	6.124%	11/15/14	BBB-	287,730

		Malaysia – 1.5%

950		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	1,010,053
525		Pertoliam Nasional Berhad, Reg S	7.625%	10/15/26	A1	665,648
1,125		Petronas Capital Limited, Reg S	7.000%	5/22/12	A1	1,249,137
1,100		Republic of Malaysia	8.750%	6/01/09	A-	1,168,297
550		Sarawak International Inc.	5.500%	8/03/15	A-	526,742

		Total Malaysia				4,619,877

		Mexico – 3.0%

895		Conproca S.A., Reg S	12.000%	6/16/10	BBB+	1,006,875
735		Pemex Project Funding Master Trust, 144A	5.750%	3/01/18	BBB+	753,655
555		Pemex Project Funding Master Trust, 144A	6.625%	6/15/35	BBB+	577,132
6,575		United Mexican States	8.000%	12/19/13	A+	635,831
595		United Mexican States	11.375%	9/15/16	BBB+	871,675
2,305		United Mexican States	6.750%	9/27/34	BBB+	2,576,990
2,532		United Mexican States	6.050%	1/11/40	BBB+	2,538,330

		Total Mexico				8,960,488

		Pakistan – 0.2%

330		Pakistan Mobile Communications Ltd., 144A	8.625%	11/13/13	B+	290,399
320		Pakistan Mobile Communications Ltd., 144A, Reg S	8.625%	11/13/13	B+	281,831

		Total Pakistan				572,230

		Panama – 1.0%

315		AES Panama S.A., 144A	6.350%	12/21/16	BBB-	315,289
704		Republic of Panama	6.700%	1/26/36	BB+	719,840
405		Republic of Panama	7.250%	3/15/15	BB+	445,500
465		Republic of Panama	9.375%	4/01/29	BB+	613,800
720		Republic of Panama	9.625%	2/08/11	BB+	825,120

		Total Panama				2,919,549

		Peru – 3.6%

2,285		Republic of Peru	8.375%	5/03/16	BB+	2,732,860
615		Republic of Peru	8.750%	11/21/33	BB+	802,575
1,100		Republic of Peru	9.125%	2/21/12	BB+	1,277,650
2,430		Republic of Peru	9.875%	2/06/15	BB+	3,076,380
630		Republic of Peru	6.550%	3/14/37	BB+	652,995
1,200		Republic of Peru, Certificates of Deposit	0.000%	7/03/08	BBB-	431,773
2,800		Republic of Peru, Certificates of Deposit	0.000%	7/03/08	BBB-	985,077
1,485		Republic of Peru, Enhanced Pass Thru Notes, 144A	0.000%	5/31/18	BB	994,950

		Total Peru				10,954,260

		Philippines – 0.7%

255		Bangko Sentral ng Pilippinas, Series A	8.600%	6/15/27	BB-	299,625
220		National Power Corporation, Reg S	7.343%	8/23/11	BB-	235,065
945		Republic of the Philippines	8.250%	1/15/14	BB-	1,086,750
420		Republic of the Philippines	8.375%	2/15/11	BB-	462,000

		Total Philippines				2,083,440

		Qatar – 0.3%

147		Ras Laffan Liquefied Natural Gas Co., Ltd., 144A	3.437%	9/15/09	Aa2	147,926
308		Ras Laffan Liquefied Natural Gas Company Limited, Reg S	3.437%	9/15/09	Aa2	309,603
575		Ras Laffan Liquefied Natural Gas II, Reg S	5.298%	9/30/20	Aa2	560,567

		Total Qatar				1,018,096

		Russian Federation – 3.4%

170	EUR	Gaz Capital S.A., 144A	5.030%	2/25/14	A3	238,149
640		Gaz Capital S.A., 144A	6.212%	11/22/16	A3	593,600
695		Gaz Capital S.A., 144A	7.288%	8/16/37	A3	637,419
525		Gazprom	10.500%	10/21/09	A3	570,728
586		GazStream S.A., 144A	5.625%	7/22/13	A3	585,561
620		Irkut Corporation, Loan Participations, Moscow River B.V.	8.250%	4/10/09	N/R	624,650
3,614		Russia Federation, Reg S	7.500%	3/31/30	BBB+	4,167,030
990		Russian Ministry of Finance, Reg S	12.750%	6/24/28	BBB+	1,788,287
550		Saving Bank of the Russian Federation, Participations	6.230%	2/11/15	A2	553,163
490		VTB Capital S.A., Corporate Bonds, 144A	3.839%	8/01/08	A2	485,100

		Total Russian Federation				10,243,687

		Serbia – 0.8%

2,500		Republic of Serbia, 144A	3.750%	11/01/24	BB-	2,309,500

		South Africa – 0.8%

1,140		Republic of South Africa	7.375%	4/25/12	BBB+	1,236,900
1,425		Republic of South Africa	5.875%	5/30/22	BBB+	1,314,563

		Total South Africa				2,551,463

		Thailand – 0.1%

250		Bangkok Bank Public Company Limited, Reg S	9.025%	3/15/29	BBB	264,794

		Trinidad and Tobago – 1.7%

945		First Citizens Saint Lucia Limited, Reg S	5.125%	2/14/11	A1	1,021,239
180		National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	A3	169,365
1,325		Petroleum Company of Trinidad & Tobago Limited, 144A	6.000%	5/08/22	BBB+	1,302,209
963		Republic of Trinidad and Tobago, Reg S	9.750%	7/01/20	A-	1,309,584
1,275		Republic of Trinidad and Tobago, Reg S	5.875%	5/17/27	A-	1,246,950

		Total Trinidad and Tobago				5,049,347

		Tunisia – 1.2%

3,215		Banque de Tunisie	7.375%	4/25/12	BBB	3,488,275

		Turkey – 0.4%

1,680	TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	1,186,690

		Ukraine – 1.1%

2,635		Republic of Ukraine, Reg S	6.875%	3/04/11	BB-	2,727,489
615		Ukraine Export-Import Bank Loan Participation with Credit Suisse International	8.400%	2/09/16	Ba2	601,962

		Total Ukraine				3,329,451

		Uruguay – 2.4%

4,985		Oriental Republic of Uruguay	7.625%	3/21/36	BB-	5,072,238
125		Republic of Uruguay	7.500%	3/15/15	BB-	135,625
1,435		Republic of Uruguay	9.250%	5/17/17	BB-	1,704,063
315		Republic of Uruguay	8.000%	11/18/22	BB-	338,625
117		Republic of Uruguay	7.875%	1/15/33	BB-	123,180

		Total Uruguay				7,373,731

		Venezuela – 0.9%

635		Republic of Venezuela, Reg S	7.000%	12/01/18	BB-	512,763
815		Republic of Venezuela, Reg S	4.894%	4/20/11	BB-	690,100
125		Republic of Venezuela	8.500%	10/08/14	BB-	116,250
1,425		Republic of Venezuela	9.250%	9/15/27	BB-	1,357,313

		Total Venezuela				2,676,426

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $113,891,713)				114,942,176

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings	Value

		Short-Term Investments – 8.5% (5.4% of Total Investments)

		Sovereign Debt – 0.2%

$2,775	EGP	Egypt Republic, Treasury Bill	0.000%	4/15/08	BBB-	$508,067

		Repurchase Agreements – 8.3%

24,954		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $24,954,789, collateralized by $25,425,000 U.S. Treasury Notes, 1.750%, due 3/31/10, value $25,456,781	1.100%	4/01/08	N/A	24,954,027

$27,729		Total Short-Term Investments (cost $25,455,741)				25,462,094

		Total Investments (cost $468,579,010) – 156.3%				469,321,752

		Borrowings – (14.9)% (9)				(45,000,000)

		Other Assets Less Liabilities – (1.4)%				(3,968,623)

		FundPreferred Shares, at Liquidation Value – (40.0)% (9)				(120,000,000)

		Net Assets Applicable to Common Shares – 100%				$300,353,129

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2008:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	6,750,000	U.S. Dollar	3,968,729	6/18/08	$180,382
Colombian Peso	1,295,187,000	U.S. Dollar	694,098	4/23/08	(9,904)
Euro	1,042,000	U.S. Dollar	1,590,832	6/18/08	(48,369)
Hungarian Forint	164,073,000	U.S. Dollar	975,736	6/18/08	(6,624)
Israeli Shekel	3,450,000	U.S. Dollar	990,156	6/18/08	12,761
New Turkish Lira	1,766,000	U.S. Dollar	1,407,909	6/18/08	121,791
U.S. Dollar	140,098	Indonesian Rupiah	1,287,500,000	4/23/08	(490)
U.S. Dollar	1,014,109	Israeli Shekel	3,450,000	6/18/08	(36,714)
U.S. Dollar	1,255,086	Malaysian Ringgit	4,010,000	6/18/08	(2,822)
U.S. Dollar	1,490,593	Peruvian Nouveau	4,120,000	6/18/08	25,216
U.S. Dollar	622,571	Nigerian Naira	74,086,000	9/19/08	(5,368)

					$229,859

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at March 31, 2008.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at March 31, 2008.

(7)	Principal amount denominated in U.S. Dollars, unless otherwise noted.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(9)	Borrowings and FundPreferred shares, at Liquidation Value as a percentage of total investments are (9.6)% and (25.6)%, respectively.

N/A	Not applicable.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Purchased on a when issued or delayed delivery basis.

ARS	Argentine Peso

BRL	Brazilian Real

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

HUF	Hungarian Forint

IDR	Indonesian Rupiah

TRY	New Turkish Lira

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$232,397,459	$236,287,499	$636,794	$469,321,752
Derivatives*	–	229,859	–	229,859

Total	$232,397,459	$236,517,358	$636,794	$469,551,611

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments

Balance as of December 31, 2007	$931,395
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	34,988
Net purchases at cost (sales at proceeds)	636,008
Net discounts (premiums)	728
Net transfers in to (out of) at end of period fair value	(966,325)

Balance as of March 31, 2008	$636,794

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $469,589,331.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$40,642,554
Depreciation	(40,910,133)

Net unrealized appreciation (depreciation) of investments	$(267,579)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.